ACCOUNTS PAYABLE AND ACCRUED EXPENSES - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - DSS holding - USD ($)	Dec. 31, 2018	Mar. 31, 2018
Trade accounts payable and accrued expenses	$ 11,071,089	$ 12,505,896
Accrued voyage expenses and commissions	13,845,142	9,406,128
Accrued interest	400,315	214,285
Total accounts payable and accrued expenses	$ 25,316,546	$ 22,126,309